SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 89.29%
Austria — 0.87%
21,431	Mondi Plc	$327,644
Brazil — 9.64%
311,100	B3 SA - Brasil Bolsa Balcao	949,244
162,500	Banco Bradesco SA	497,865
465	MercadoLibre, Inc.*	550,839
190,676	Raia Drogasil SA	1,175,946
57,600	WEG SA	454,958

		3,628,852

Chile — 4.79%
70,877	Antofagasta Plc	1,318,061
202,282	Falabella SA	485,676

		1,803,737

India — 11.57%
3,125	Axis Bank Ltd., GDR	186,567
17,000	Dr. Reddy’s Laboratories Ltd., ADR	1,072,870
24,000	HDFC Bank Ltd., ADR	1,672,800
88,600	Infosys Ltd., ADR	1,423,802

		4,356,039

Indonesia — 5.10%
5,511,700	Avia Avian Tbk PT	244,748
1,488,500	Bank Central Asia Tbk PT	912,895
5,550,700	Kalbe Farma Tbk PT	759,623

		1,917,266

Korea — 15.99%
3,422	LEENO Industrial, Inc.	384,517
6,566	LG Corp.	440,318
2,140	NAVER Corp.	299,568
37,523	Samsung Electronics Co. Ltd.	2,066,140
4,769	Samsung Fire & Marine Insurance Co. Ltd.	832,217
30,013	Shinhan Financial Group Co. Ltd.	775,903
13,892	SK Hynix, Inc.	1,220,612

		6,019,275

Mexico — 5.09%
207,800	Bolsa Mexicana de Valores SAB de CV	431,940
133,900	Fomento Economico Mexicano SAB de CV	1,481,685

		1,913,625

Peru — 0.98%
2,500	Credicorp Ltd.	369,100

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
Philippines — 3.13%
855,300	Century Pacific Food, Inc.	$396,764
46,430	SM Investments Corp.	780,448

		1,177,212

South Africa — 2.82%
70,392	AVI Ltd.	254,183
36,998	Clicks Group Ltd.	513,618
37,923	Discovery Ltd.*	293,910

		1,061,711

Taiwan — 25.34%
33,000	Advantech Co. Ltd.	434,468
140,000	Chroma ATE, Inc.	1,129,833
85,000	Delta Electronics, Inc.	941,998
969,617	E.Sun Financial Holding Co. Ltd.	812,376
40,000	Giant Manufacturing Co. Ltd.	296,826
16,000	MediaTek, Inc.	354,174
193,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,565,353
326,000	Uni-President Enterprises Corp.	799,294
19,000	Voltronic Power Technology Corp.	1,201,598

		9,535,920

Thailand — 1.04%
107,300	Kasikornbank Public Co. Ltd., NVDR	392,731

United Kingdom — 2.93%
21,205	Unilever Plc	1,104,234

Total Common Stocks (Cost $29,988,836)		33,607,346

Exchange Traded Funds — 9.39%
United States — 9.39%
38,838	iShares India 50 ETF	1,749,264
40,800	iShares MSCI India	1,782,960

		3,532,224

Total Exchange Traded Funds (Cost $3,375,779)		3,532,224

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
Investment Company — 1.13%
425,209	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (a)	$425,209

Total Investment Company (Cost $425,209)		425,209

Total Investments (Cost $33,789,824) — 99.81%		$37,564,779
Other assets in excess of liabilities — 0.19%		71,476

NET ASSETS — 100.00%		$37,636,255

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	30.61%
Financials	21.59%
Consumer Staples	15.21%
Industrials	7.65%
Materials	5.02%
Health Care	4.87%
Consumer Discretionary	3.54%
Communication Services	0.80%
Other	10.71%

100.00%

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